Property and Equipment	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment as of November 30, 2023 and February 28, 2023, consisted of the following:

	November 30, 2023	February 28, 2023
Furniture and Fixtures	$17,018	$17,018
Computer and Equipment	80,161	73,548
Total	97,179	90,566
Accumulated depreciation	(89,266)	(74,030)
Property and Equipment, net of depreciation	$7,913	$16,536

Depreciation for the three months ended November 30, 2023 and 2022 was $4,685 and $8,273, respectively, and depreciation expense for the nine months ended November 30, 2023 and 2022 was $15,235 and $22,898, respectively, and for the year ended February 28, 2023, was $30,386, recorded in operating expenses.

During the period ended November 30, 2023, and the year ended February 28, 2023, the Company acquired property and equipment of $6,612 and $2,928, respectively.

5. Property and Equipment

Property and equipment as of February 28, 2023, and 2022 consisted of the following:

	February 28, 2023	February 28, 2022
Furniture and Fixtures	$17,018	$17,018
Computer and Equipment	73,548	70,621
Total	90,566	87,639
Accumulated depreciation	(74,030)	(43,645)
Property and Equipment, net of depreciation	$16,536	$43,994

Depreciation expense for the years ended February 28, 2023, and 2022, was $30,386 and $20,513, respectively, and is recorded in operating expenses.

During the years ended February 28, 2023, and 2022, the Company acquired property and equipment of $2,928 and $26,772, respectively.

During the year the Company entered into an asset purchase agreement to acquire Bookit. (see note 13)